SCHEDULE OF BITCOIN ACTIVITY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Beginning balance at September 30, 2024			$ 57,024,465
Increase in digital assets - Bitcoin			24,456,951
Decrease in digital assets - Bitcoin
Net change in fair value	$ (14,131,150)		(31,633,746)		2,024,465	$ (82,844)
Ending balance at September 30, 2025	$ 49,847,670		$ 49,847,670		57,024,465
Receipts from issuance of common stock (Bitcoin contribution)					$ 55,000,000